Significant Accounting Policies (Details Textual) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Summary of Significant Accounting Policies (Textual)
Increase in right-of-use assets	$ 2,042
Short time liabilities	$ 769
Lease liability, description	The discount rates used to measure the lease liability range between 11.2% and 39.16%, while the discount rates that were used to measure the majority of the lease liability were in a range of between 11.2% and 15%.
Additional depreciation expenses	$ 420
Additional financing expenses	$ 219
Buildings [member]
Summary of Significant Accounting Policies (Textual)
Useful life	1 year
Motor vehicles [member]
Summary of Significant Accounting Policies (Textual)
Useful life	3 years
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Lease liability discount rate	11.20%
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Lease liability discount rate	39.16%